Derivative financial instruments	12 Months Ended
Mar. 31, 2020
Derivative financial instruments
Derivative financial instruments

6.           Derivative financial instruments

The Audit Committee of the Board of Directors has responsibility for monitoring the treasury policies and objectives of the Company, which include controls over the procedures used to manage the main financial risks arising from the Company’s operations. Such risks comprise commodity price, foreign exchange and interest rate risks. The Company uses financial instruments to manage exposures arising from these risks. These instruments include borrowings, cash deposits and derivatives (principally jet fuel derivatives, interest rate swaps, cross-currency interest rate swaps and forward foreign exchange contracts). It is the Company’s policy that no speculative trading in financial instruments takes place.

The Company’s historical fuel risk management policy has been to hedge up to 90% of the forecast fuel consumption to ensure that the future cost per gallon of fuel is locked in. This policy was adopted to prevent the Company being exposed, in the short term, to adverse movements in global jet fuel prices. However, when deemed to be in the best interests of the Company, the Company does not necessarily hedge up to this limit.  At March 31, 2020, all of the Company’s fiscal year 2021 and approximately 30% of the Company’s estimated fuel exposure for fiscal year 2022 was hedged (2019: 90%; 2018: 90%).

The Company’s fuel risk management policy also includes the hedging of its EU-ETS (carbon) exposure to ensure future cost per carbon credit is fixed. This policy was adopted to prevent the Company being exposed, in the short term, to adverse movements in carbon credit prices. However, when deemed to be in the best interests of the Company, it may deviate from this policy. At March 31, 2020, the Company’s had approximately 90% of calendar year 2020 and approximately 40% of the Company’s estimated carbon exposure for calendar year 2021 was hedged.

Foreign currency risk in relation to the Company’s trading operations largely arises in relation to non-euro currencies. These currencies are primarily U.K. pounds sterling and the U.S. dollar. The Company manages this risk by matching U.K. pounds sterling revenues against U.K. pounds sterling costs. Surplus U.K. pounds sterling revenues are sometimes used to fund forward foreign exchange contracts to hedge U.S. dollar currency exposures that arise in relation to fuel, maintenance, aviation insurance, and capital expenditure costs and excess U.K. pounds sterling are converted into euro. Additionally, the Company swaps euro for U.S. dollars using forward currency contracts to cover any expected U.S. dollar outflows for these costs. From time to time, the Company also swaps euro for U.K. pounds sterling using forward currency contracts to hedge expected future surplus U.K. pounds sterling. From time to time the Company also enters into cross-currency interest rate swaps to hedge against fluctuations in foreign exchange rates and interest rates in respect of U.S. dollar denominated borrowings.

The Company’s objective for interest rate risk management is to reduce interest-rate risk through a combination of financial instruments, which lock in interest rates on debt and by matching a proportion of floating rate assets with floating rate liabilities. In addition, the Company aims to achieve the best available return on investments of surplus cash – subject to credit risk and liquidity constraints. Credit risk is managed by limiting the aggregate amount and duration of exposure to any one counterparty based on third-party market-based ratings. In line with the above interest rate risk management strategy, the Company has entered into a series of interest rate swaps to hedge against fluctuations in interest rates for certain floating rate financial arrangements and certain other obligations. The Company has also entered into floating rate financing for certain aircraft, which is matched with floating rate deposits. Additional numerical information on these swaps and on other derivatives held by the Company is set out below and in Note 14 to the consolidated financial statements.

The Company utilizes a range of derivatives designed to mitigate these risks. All of the above derivatives have been accounted for at fair value in the Company’s balance sheet and have been utilized to hedge against these particular risks arising in the normal course of the Company’s business. All have been designated as hedging derivatives, where effective, for the purposes of IAS 39 / IFRS 9 and are fully set out below.

Hedge discontinuance and ineffectiveness

As a result of the widespread grounding of aircraft due to the Covid-19 pandemic, the Group expects to operate a significantly reduced flying schedule for the year ending March 31, 2021 compared to what was originally expected. Accordingly, as at March 31, 2020, the Group’s exposures for jet fuel and foreign currency were significantly reduced, causing a proportion of derivative financial instruments which previously qualified for hedge accounting to become ineffective, resulting in the discontinuance of certain cash-flow hedge arrangements. A net expense of €407m was recognized within finance expense in the income statement for the year ended March 31, 2020, comprising a charge of €447m in respect of jet fuel exposures, offset by a gain of €40m, primarily associated with ineffective currency cash-flow hedges for fiscal year 2021 jet fuel and delayed capital expenditure.

Derivative financial instruments:
	At March 31,
	2020	2019	2018
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	495.3	284.7	(413.0)
Fuel and oil operating expenses	166.2	235.0	(181.4)
Interest rate risk
Variable-rate instruments	8.0	4.0	(6.7)
Commodity price risk
Fuel and carbon operating expenses	(1,228.3)	(185.3)	209.8
Net derivative position at year end	(558.8)	338.4	(391.3)

Change in gross value used for calculating hedge ineffectiveness:
	At March 31,
	2020	2019	2018
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(170.8)	697.7	(563.7)
Fuel and oil operating expenses	131.0	425.2	(269.0)
Interest rate risk
Variable-rate instruments	(3.8)	(10.1)	(17.2)
Commodity price risk
Fuel and carbon operating expenses	271.9	(688.0)	17.0

Foreign currency risk

The Group recorded a hedge ineffectiveness gain of €40m on ineffective currency cash-flow hedges for fiscal year 2021 primarily related to delayed capital expenditure (principally due to the late delivery of new aircraft).

Commodity price risk

The Group recorded a hedge ineffectiveness charge of €447m in relation to fiscal year 2021 jet fuel hedges (€516m in relation to jet fuel swaps, offset by gains on currency forward contracts). This is due to the widespread grounding of aircraft as a result of EU Governments reactions to the spread of Covid-19, which will result in a significantly reduced flying schedule in fiscal year 2021 compared to what was originally forecast.

The amounts at the reporting date relating to items designated as hedged items were as follows:

	At March 31, 2020
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	406.3	47.8	454.1
Fuel and oil operating expenses	97.0	—	97.0
Interest rate risk
Variable-rate instruments	(2.8)	—	(2.8)
Commodity price risk
Fuel and carbon operating expenses	(711.8)	—	(711.8)
Gross cashflow hedge reserve	(211.3)	47.8	(163.5)*
*Deferred taxes included in Hedge reserve were €52m
	At March 31, 2019
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	284.6	—	284.6
Fuel and oil operating expenses	235.0	—	235.0
Interest rate risk
Variable-rate instruments	(17.4)	—	(17.4)
Commodity price risk
Fuel and carbon operating expenses	(185.3)	—	(185.3)*
Gross cashflow hedge reserve	316.9	—	316.9*
*Deferred taxes included in Hedge reserve were €42m
	At March 31, 2018
	Continuing	Balance
	hedges	remaining **	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(413.0)	—	(413.0)
Fuel and oil operating expenses	(181.4)	—	(181.4)
Interest rate risk
Variable-rate instruments	(23.9)	—	(23.9)
Commodity price risk
Fuel and carbon operating expenses	209.8	—	209.8
Gross cashflow hedge reserve	(408.6)	—	(408.6)*
*Deferred taxes included in Hedge reserve were €49m
** Balance remaining in the cashflow hedge reserve for which hedge accounting is no longer applied

Movement in derivative financial instruments designated as hedging instruments were as follows:

	At March 31, 2020
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognised in OCI	profit or loss*	to profit or loss**
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	170.8	40.0	—
Fuel and oil operating expenses	(131.0)	69.2	(7.0)
Interest rate risk
Variable-rate instruments	3.8	—	0.2
Commodity price risk
Fuel and carbon operating expenses	(271.9)	(516.4)	(254.8)
Total movement in derivative instruments	(228.3)	(407.2)	(261.6)

	At March 31, 2019
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognised in OCI	profit or loss*	to profit or loss***
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	(697.7)	—	—
Fuel and oil operating expenses	(425.2)	—	8.8
Interest rate risk
Variable-rate instruments	(10.1)	—	(0.6)
Commodity price risk
Fuel and carbon operating expenses	688.0	—	(293.0)
Total movement in derivative instruments	(445.0)	—	(284.8)

	At March 31, 2018
	Change in	Hedge ineffectiveness	Reclassified from
	fair value	recognized in	hedging reserve
	recognised in OCI	profit or loss*	to profit or loss***
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	563.7	—	—
Fuel and oil operating expenses	269.0	—	0.6
Interest rate risk
Variable-rate instruments	17.2	—	(2.6)
Commodity price risk
Fuel and carbon operating expenses	(17.0)	—	(134.6)
Total movement in derivative instruments	832.9	—	(136.6)
*Hedge ineffectiveness is classified within "Finance expense" on the Consolidated Income Statement
** Reclassified from hedging reserve to profit or loss - Fuel & Oil Foreign currency & Commodity are reclassified in Fuel and Oil, Variable rate instruments are reclassified to Finance expense

Nominal amounts of derivative financial instruments in effective cashflow hedging relationships:

	At March 31, 2020
	Within 1 year	> 1 year	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	1,519.8	2,763.7	4,283.5
Fuel and oil operating expenses	—	1,312.0	1,312.0
Interest rate risk
Variable-rate instruments	64.8	—	64.8
Commodity price risk
Fuel and carbon operating expenses	—	672.7	672.7

	At March 31, 2019
	Within 1 year	> 1 year	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	1,455.8	3,982.0	5,437.8
Fuel and oil operating expenses	2,515.9	718.9	3,234.8
Interest rate risk
Variable-rate instruments	77.8	—	77.8
Commodity price risk
Fuel and carbon operating expenses	2,482.1	—	2,482.1

	At March 31, 2018
	Within 1 year	> 1 year	Total
	€M	€M	€M
Foreign currency risk
Property, plant and equipment - aircraft additions	1,117.7	5,192.2	6,309.9
Fuel and oil operating expenses	2,046.0	1,146.7	3,192.7
Interest rate risk
Variable-rate instruments	90.6	—	90.6
Commodity price risk
Fuel and carbon operating expenses	1,272.4	—	1,272.4

Derivative financial instruments, all of which have been recognized at fair value in the Company’s balance sheet, are analyzed as follows:

	At March 31,
	2020	2019	2018
	€M	€M	€M
Non-current assets
Gains on cash-flow hedging instruments – effective hedge	378.5	227.5	2.6
Gains on cash-flow hedging instruments – no longer effective	—	—	—
	378.5	227.5	2.6
Current assets
Gains on cash flow hedging instruments – effective hedge	184.0	308.7	212.1
Gains on cash flow hedging instruments - no longer effective	109.2	—	—
	293.2	308.7	212.1

Total derivative assets	671.7	536.2	214.7

Current liabilities
Losses on cash flow hedging instruments – effective hedge	(533.5)	(189.7)	(190.5)
Losses on cash flow hedging instruments – no longer effective	(516.5)	—	—
	(1,050.0)	(189.7)	(190.5)
Non-current liabilities
Losses on cash flow hedging instruments – effective hedge	(180.5)	(8.0)	(415.5)
Losses on cash flow hedging instruments – no longer effective	—	—	—
	(180.5)	(8.0)	(415.5)

Total derivative liabilities	(1,230.5)	(197.7)	(606.0)
Net derivative financial instrument position at year-end	(558.8)	338.5	(391.3)

The table above includes the following derivative arrangements:

	At March 31,
	Fair value	Fair value	Fair value
	2020 (a)	2019 (a)	2018 (a)
	€M	€M	€M
Cross currency swaps (b)
Less than one year	2.0	1.7	(0.7)
Between one and five years	6.0	2.3	(6.0)
	8.0	4.0	(6.7)
Foreign currency forward contracts (c)
Less than one year	289.0	307.0	(187.4)
Between one and five years	372.5	212.7	(407.0)
After five years	—	—	—
	661.5	519.7	(594.4)
Commodity forward contracts (d)
Less than one year	(1,047.8)	(189.7)	209.8
Between one and five years	(180.5)	4.5	—
	(1,228.3)	(185.2)	209.8
Net derivative position at year end	(558.8)	338.5	(391.3)

(a)	The derivative arrangements in the above table have been netted for disclosure purposes only. The amounts included on the Balance Sheet are gross amounts.

(b)	Cross currency swap financial assets all relate to cross currency interest rate swaps at March 31, 2020 (see Note 14 to the consolidated financial statements).

(c)

Additional information in relation to the above cross currency swaps and forward currency contracts (i.e. notional value and weighted average interest rates) can be found in Note 14 to the consolidated financial statements.

(d)	€1,228m commodity forward contracts relate to derivative financial liabilities of €1,228m and financial assets of €nil (see Note 14 of the consolidated financial statements).

The Company enters into derivative transactions with a number of different counterparties with which there are International Swaps and Derivatives Association (“ISDA”) master agreements in place. As the Company does not intend to settle derivatives net, nor is there a netting arrangement in place under the ISDA’s, nor is any collateral posted for derivative transactions, no netting applies to the derivative balances.

The Company also utilizes cross currency interest rate swaps to manage exposures to fluctuations in foreign exchange rates of U.S. dollar denominated floating rate borrowings, together with managing the exposures to fluctuations in interest rates on these U.S. dollar denominated floating rate borrowings. Cross currency interest rate swaps are primarily used to convert a portion of the Company’s U.S. dollar denominated debt to euro and floating rate interest exposures into fixed rate exposures and are set so as to match exactly the critical terms of the underlying debt being hedged (i.e. notional principal, interest rate settings, re-pricing dates). These are all designated in cash-flow hedges of the forecasted U.S. dollar variable interest payments on the Company’s underlying debt and have been determined to be highly effective in achieving offsetting cash flows. Accordingly, no ineffectiveness has been recorded in the income statement relating to these hedges in the current year.

Foreign currency forward contracts may be utilized in a number of ways: forecast U.K. pounds sterling and euro revenue receipts are converted into U.S. dollars to hedge against forecasted U.S. dollar payments principally for jet fuel, insurance, capital expenditure and other aircraft related costs. These are designated in cash-flow hedges of forecasted U.S. dollar payments and have been determined to be highly effective in offsetting variability in future cash flows arising from the fluctuation in the U.S. dollar to U.K. pounds sterling and euro exchange rates for the forecasted U.S. dollar purchases. In these hedge relationships the main sources of ineffectiveness are changes in the timing of the hedged transactions. Because the timing of anticipated payments and the settlement of the related derivatives is very closely coordinated, no ineffectiveness has been recorded for these foreign currency forward contracts in the current or preceding years (the underlying hedged items and hedging instruments have been consistently closely matched).

The Company also utilizes jet fuel forward contracts to manage exposure to jet fuel prices. These are used to hedge the Company’s forecasted fuel purchases, and are arranged so as to match as closely as possible against forecasted fuel delivery and payment requirements. These are designated in cash-flow hedges of forecasted fuel payments and have been determined to be highly effective in offsetting variability in future cash flows arising from fluctuations in jet fuel prices. In these hedge relationships the main sources of ineffectiveness are changes in the timing of the hedged transactions. Due to Covid-19 related groundings and expected reduced capacity in fiscal year 2021 the Company recorded a charge €392m (net of tax)  to the fiscal year 2020 income statement due to the discontinuation of hedge accounting for jet fuel, as the hedged transaction is no longer expected to occur.

The European Union Emissions Trading System (“EU ETS”) began operating for airlines on January 1, 2012. Ryanair recognizes the cost associated with the purchase of carbon credits as part of the EU ETS as an expense in the income statement. This expense is recognized in line with fuel consumed during the fiscal year as the Company’s carbon emissions and fuel consumption are directly linked.

The effective (gains)/losses arising on the hedging of aircraft capital expenditure are recognized as part of the capitalized cost of aircraft additions, within property, plant and equipment. The (gains)/losses arising on the hedging of interest rate swaps, commodity forward contracts and forward currency contracts (excluding aircraft firm commitments) are recognized in the income statement when the hedged transaction occurs.

The following table indicates the amounts that were reclassified from other comprehensive income into the income statement, analyzed by income statement category, in respect of cash-flow hedges realized during the year:

	Year ended March 31,
	2020	2019	2018
	€M	€M	€M
Commodity forward contracts
Reclassification adjustments for (gains)/losses recognized in fuel and oil operating expenses	(254.8)	293.0	134.6
Interest rate swaps
Reclassification adjustments for (gains)/losses recognized in finance expense	0.2	0.6	2.6
Foreign currency forward contracts
Reclassification adjustments for (gains) recognized in fuel and oil operating expenses	(7.0)	(8.8)	(0.6)
	(261.6)	284.8	136.6

The following table indicates the amounts that were reclassified from other comprehensive income into the capitalized cost of aircraft additions within property, plant and equipment, in respect of cash-flow hedges realized during the year:

	Year ended March 31,
	2020	2019	2018
	€M	€M	€M
Foreign currency forward contracts
Recognized in property plant and equipment – aircraft additions	—	59.6	108.4
	—	59.6	108.4

The following tables indicate the periods in which cash flows associated with derivatives that are designated as cash-flow hedges were expected to occur and to impact on profit or loss, or property, plant and equipment as of March 31, 2020, 2019 and 2018:

	Net	Expected
	Carrying	Cash
	Amount	Flows	2021	2022	2023	2024	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2020
Cross-currency swaps	8.0	8.0	2.0	1.8	1.7	1.5	1.0
U.S. dollar currency forward contracts	97.0	97.0	53.6	41.4	2.0	—	—
U.S. dollar currency forward contracts to be capitalized in property, plant and equipment - aircraft additions	455.3	455.3	126.2	155.5	123.6	50.0	—
Commodity forward contracts	(711.8)	(711.8)	(531.3)	(180.5)	—	—	—
	(151.5)	(151.5)	(349.5)	18.2	127.3	51.5	1.0

	Net	Expected
	Carrying	Cash
	Amount	Flows	2020	2021	2022	2023	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2019
Interest rate swaps	4.0	4.0	1.7	1.2	0.8	0.4	(0.1)
U.S. dollar currency forward contracts	235.0	235.0	208.8	26.2	—	—	—
U.S. dollar currency forward contracts to be capitalized in property, plant and equipment - aircraft additions	284.7	284.7	98.2	79.6	59.3	36.2	11.4
Commodity forward contracts	(185.2)	(185.2)	(189.7)	4.5	—	—	—
	338.5	338.5	119.0	111.5	60.1	36.6	11.3

	Net	Expected
	Carrying	Cash
	Amount	Flows	2019	2020	2021	2022	Thereafter
	€M	€M	€M	€M	€M	€M	€M
At March 31, 2018
Interest rate swaps	(6.7)	(6.7)	(0.7)	(0.2)	(0.6)	(1.0)	(4.2)
U.S. dollar currency forward contracts	(181.4)	(181.4)	(153.4)	(28.4)	0.4	—	—
U.S. dollar currency forward contracts to be capitalized in property, plant and equipment - aircraft additions	(413.0)	(413.0)	(34.0)	(75.5)	(82.9)	(99.7)	(120.9)
Commodity forward contracts	209.8	209.8	209.8	—	—	—	—
	(391.3)	(391.3)	21.7	(104.1)	(83.1)	(100.7)	(125.1)

Derivative transactions entered into by the Company with any particular counterparty are not settled net and there are no provisions within these agreements to offset similar transactions.

Further analysis of derivative positions are provided in Note 14.